Commitments and contingencies: Investment commitments (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Commitments and contingencies
Contractual capital commitments	$ 19,095,900
2026
Commitments and contingencies
Contractual capital commitments	7,237,500
2027
Commitments and contingencies
Contractual capital commitments	5,163,300
2029
Commitments and contingencies
Contractual capital commitments	$ 6,695,100